[LETTERHEAD OF MORGAN, LEWIS & BOCKIUS LLP, 1800 M STREET, NW
                             WASHINGTON, DC 20036]



August 31, 2000

VIA EDGAR

Filing Room
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:       Croft Funds Corporation
          File Nos. 33-81926 and 811-8652
          -------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the prospectus dated August 30, 2000 for the Croft-Leominster Value Fund and Croft-Leominster Income Fund and the Statement of Additional Information also dated August 30, 2000 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 7 filed electronically on August 28, 2000.

Please do not hesitate to contact me at (215) 963-5187 should you have any questions.

Sincerely,


/s/ John H. Grady, Jr. Esq.
---------------------------
John H. Grady, Jr., Esq.